Taxation (Details) - Schedule of Reconciliation Between the Provision for Income Taxes	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation Between the Provision for Income Taxes [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(3.10%)	(1.80%)
Effect of preferential tax rate	(10.40%)	(7.20%)
Non-deductible items	1.40%	0.20%
Effect of additional R&D deduction	0.00%	1.30%
Tax effect on deferred offering costs	0.00%	1.80%
Change in valuation allowance	(9.50%)	(19.40%)
Effective tax rate	3.40%	(0.10%)